Note 6 - Indebtedness (Details Textual) - USD ($)				6 Months Ended		12 Months Ended
	May 01, 2020	May 17, 2019	Apr. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Paycheck Protection Program Under CARES Act	$ 103,000
Increase (Decrease) in Accounts Payable, Total		$ (742,000)		$ (14,000)	$ (12,000)	$ 301,000	$ 360,000
Term Debt [Member]
Debt Instrument, Periodic Payment, Total			$ 10,000	10,000
Short-term Debt, Total				$ 68,000
Unsecured Promissory Note [Member]
Unsecured Long-term Debt, Noncurrent		$ 742,000